13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended     03/31/2008
Check here if Amendment [X]; Amendment Number:1
This Amendment:         [ ] is a restatement.
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number:                       028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                 Atlanta, GA                   2/22/2011
--------------------       -----------------------          ---------------
Signature                      City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:        88,346

List of Other Included Managers:                 None

                                 TITLE OF                   MKT VAL                                   OTHER      VOTING AUTHORITY
ISSUER NAME                        CLASS         CUSIP     (X $1000)  SHARES  INVESTMENT  DISCRETION  MNGRS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
***GLOBAL SOURCES LTD           ORD               G39300101    4733     318750    SOLE                           73000        245750
***SCHLUMBERGER LTD             COM               806857108     261       3000    SOLE                            3000             0
BAKER HUGHES INC                COM                57224107     240       3500    SOLE                            3500
CHARLES RIVER LABORATORIES      COM               159864107     884      15000    SOLE                           15000
CHESAPEAKE ENERGY CORP          COM               165167107     125       2700    SOLE                            2700
COMTECH GROUP INC               COM NEW           205821200    2187     202750    SOLE                           70000        132750
CONNS INC                       COM               208242107    5286     324089    SOLE                          100000        224089
CRAWFORD & CO-CL A              CL A              224633206     199      44115    SOLE                           44115
DOLLAR FINL CORP                COM               256664103     460      20000    SOLE                           20000
EATON CORP                      COM               278058102     813      10200    SOLE                           10200
ENERGIZER HOLDINGS INC          COM               29266R108     280      30905    SOLE                           10000         20905
EV ENERGY PARTNERS L P          COM UNITS         26926V107    1393      54300    SOLE                           50000          4300
FIRST CASH INC                  COM               31942D107     413      40000    SOLE                           40000
FOUNDRY NETWORKS INC            COM               35063R100     695      60000    SOLE                           60000
GENERAL ELECTRIC CO             COM               369604103    1724     103670    SOLE                           40000         63670
GLOBAL INDUSTRIES LTD           COM               379336100    3243     201575    SOLE                           45000        156575
HEWLETT PACKARD CO              COM               428236103     639      14000    SOLE                           14000
INVERNESS MEDICAL INNOVATIONS   COM               46126p106    4254     141330    SOLE                           45000         96330
ISHARES TR FTSE XINHUA HK CHINA FTSE XNHUA IDX    464287184    1081       8000    SOLE                            8000
LADISH CO INC NEW               COM NEW           505754200    1080      30000    SOLE                           30000
LAYNE INC                       COM               521050104     525      15000    SOLE                           15000
LIFE SCIENCES RESH INC          COM               532169109    1440      51000    SOLE                           51000
MCKESSON HBOC INC COM           COM               58155Q103     524      10000    SOLE                           10000
MEDCATH CORP                    COM               58404W109    3763     206767    SOLE                           70000        136767
MGIC INVESTMENT CORP-WIS        COM               552848103     263      25000    SOLE                           25000
MICROSOFT CORP                  COM               594918104     766      27000    SOLE                           27000
NATIONAL-OILWELL INC            COM               637071101     263       4500    SOLE                            4500
NETGEAR INC                     COM               64111A104     495      25000    SOLE                           25000
NII HLDGS INC                   CL B NEW          62913F201    4944     155570    SOLE                           50000        105570
ON ASSIGNMENT INC               COM               682159108    1687     265675    SOLE                           90000        175675
PETROLEO BRASILEIRO SA ADR      SPONSORED ADR     71654v408    2341      22930    SOLE                            3000         19930
PROSHARES TR                    ULTRA SHRT MSCI   74347R354     823      10000    SOLE                           10000
Proshares Trust Ultrashort      REAL EST PRO      74347R552     993      10000    SOLE                           10000
TEREX CORP NEW                  COM               880779103     625      10000    SOLE                           10000
TRANSOCEAN INC.                 SHS              G910073100     270       2000    SOLE                            2000
AMERICAN MOVIL ADR              SPON ADR L SHS    02364W105    3654      57370    SOLE                                         57370
CVS CAREMARK                    COM               126650100    2298      56730    SOLE                                         56730
CORE LABORATORIES               COM               N22717107    1829      15335    SOLE                                         15335
EZCORP INC                      CL A NON VTG      302301106    2784     226235    SOLE                                        226235
EXXON MOBIL                     COM               30231g102     213       2523    SOLE                                          2523
FREEPRT-MCMRAN                  COM               35671D857    2499      25977    SOLE                                         25977
GENL DYNAMICS CORP              COM               369550108    3234      38795    SOLE                                         38795
HALLIBURTON                     COM               406216101    2125      54040    SOLE                                         54040
HURON                           COM               447462102    4253     102380    SOLE                                        102380
INFOSYS                         SPONSORED ADR     456788108    1764      49305    SOLE                                         49305
LIBERTY GLOBAL INC              COM SER A         530555101    1853      54375    SOLE                                         54375
SANDERS MORRIS HARRIS           COM               80000Q104     606      74213    SOLE                                         74213
TRIUMPH GROUP                   COM               896818101    3178      55815    SOLE                                         55815
WEATHERFORD INTL                COM               G95089901    2031      28020    SOLE                                         28020
ENERGY TRANSFER EQUITY          COM UT LTD PTN    29273V100    2664      85277    SOLE                                         85277
GLOBAL SOURCES LTD              ORD               G39300101    3649     245750    SOLE                                        245750